Pensions and Other Post Retirement Benefits - Defined benefit asset (liability) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pensions and Other Post Retirement Benefits
Other assets	$ 207	$ 212
Accounts payable and accrued liabilities	(37)	(38)
Other long-term liabilities	(598)	(564)
Defined benefit asset (liability)	$ (428)	$ (390)